UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23732

Build Funds Trust
(Exact name of registrant as specified in charter)

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Address of principal executive offices) (Zip code)

John Ruth

3608 West Truman Blvd., Suite 200

Jefferson City, MO 65109
(Name and address of agent for service)

(833) 852-8453

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period: September 30, 2022

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2022, originally filed with the Securities and Exchange Commission on December 8, 2022 (Accession Number 0001387131-22-012202). The purpose of this amendment is to file an updated exhibit under Item 13(a)(1).

Items 1 through 12, Item 13(a)(3) and Item 13(a)(4) of this Amendment to the Registrant's Form N-CSR are incorporated herein by reference to the Form N-CSR filed on EDGAR on December 8, 2022 (Accession Number 0001387131-22-012202).

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Build Funds Trust

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	September 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Ruth
John Ruth, Principal Executive Officer

Date	September 18, 2023

By (Signature and Title)*	/s/ Clem Sell
Clem Sell, Principal Financial Officer

Date	September 19, 2023

* Print the name and title of each signing officer under his or her signature.